As filed with the U.S. Securities and Exchange Commission on October 20, 2015

1933 Act File No. 333-30810

1940 Act File No. 811-09819

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 166	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 167

STATE STREET INSTITUTIONAL INVESTMENT TRUST

P.O. Box 5049, Boston, Massachusetts 02206

(Address of Principal Executive Offices)

(617) 662-1742

(Registrant’s Telephone Number)

David James, Secretary

State Street Bank and Trust Company

100 Huntington Avenue, 3rd Floor

Boston, MA 02116

(Name and Address of Agent for Service)

Copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant, State Street Institutional Investment Trust (the “Trust”) certifies that it meets all of the requirements for effectiveness of this Amendment to the Trust’s Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Trust’s Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on this 20th day of October, 2015.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Pursuant to the requirements of the 1933 Act, as amended, this Registration Statement for the Trust has been signed below by the following persons in the capacities indicated on the 20th day of October, 2015:

Signature	Signature
/s/ William L. Boyan*	/s/ James E. Ross*
William L. Boyan, Trustee	James E. Ross, Trustee

/s/ Gregory A. Ehret*	/s/ Richard D. Shirk*
Gregory A. Ehret, Trustee	Richard D. Shirk, Trustee

/s/ Michael F. Holland*	/s/ Rina K. Spence*
Michael F. Holland, Trustee	Rina K. Spence, Trustee

/s/ William L. Marshall*	/s/ Bruce D. Taber*
William L. Marshall, Trustee	Bruce D. Taber, Trustee

/s/ Patrick J. Riley*	/s/ Douglas T. Williams*
Patrick J. Riley, Trustee	Douglas T. Williams, Trustee

/s/ Chad C. Hallett	/s/ Ellen M. Needham
Chad C. Hallett, Treasurer and Principal Financial Officer	Ellen M. Needham, President and Principal Executive Officer

/s/ Kristin Schantz
*By: Kristin Schantz
Attorney-in-Fact
Pursuant to Powers of Attorney

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase